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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-881

Columbia Funds Trust III
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Copy to:

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	09/30/05

Date of reporting period:	06/30/05

Item 1. Schedule of Investments.

Insert here – schedule of investments

INVESTMENT PORTFOLIO
June 30, 2005 (Unaudited)	Columbia Liberty Fund

		Shares	Value ($)*
Common Stocks – 64.0%
CONSUMER DISCRETIONARY – 8.8%
Automobiles – 0.2%
	Toyota Motor Corp.	45,800	1,637,756
	Automobiles Total		1,637,756
Hotels, Restaurants & Leisure – 1.6%
	Carnival Corp.	58,710	3,202,630
	Carnival PLC	21,919	1,244,737
	Harrah’s Entertainment, Inc.	9,523	686,323
	Marriott International, Inc., Class A	32,460	2,214,421
	McDonald’s Corp.	110,247	3,059,354
	Starwood Hotels & Resorts Worldwide, Inc.	18,380	1,076,517
	Hotels, Restaurants & Leisure Total		11,483,982
Household Durables – 0.2%
	Koninklijke (Royal) Phillips Electronics NV	54,471	1,368,328
	Household Durables Total		1,368,328
Media – 1.6%
	British Sky Broadcasting Group PLC	40,520	381,823
	Clear Channel Communications, Inc.	13,920	430,546
	Comcast Corp., Class A (a)	27,230	835,961
	EMI Group PLC	268,700	1,217,056
	Grupo Televisa SA, ADR	15,312	950,722
	McGraw-Hill Companies, Inc.	49,364	2,184,357
	News Corp., Class A	60,490	978,728
	Time Warner, Inc. (a)	115,877	1,936,305
	Viacom, Inc., Class A	20,755	668,726
	Vivendi Universal SA	43,244	1,352,838
	Media Total		10,937,062
Multiline Retail – 0.8%
	Federated Department Stores, Inc.	33,930	2,486,390
	J.C. Penney Co., Inc.	24,774	1,302,617
	Nordstrom, Inc.	22,230	1,510,973
	Multiline Retail Total		5,299,980
Specialty Retail – 3.3%
	Bed Bath & Beyond, Inc. (a)	83,320	3,481,110
	Best Buy Co., Inc.	30,060	2,060,613
	Chico’s FAS, Inc. (a)	63,600	2,180,208
	Esprit Holdings Ltd.	145,000	1,043,477
	Fast Retailing Co., Ltd.	10,900	565,222
	Home Depot, Inc.	136,543	5,311,523
	Limited Brands, Inc.	43,011	921,296

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
	Lowe’s Companies, Inc.	48,665	2,833,276
	Sherwin-Williams Co.	26,473	1,246,613
	Staples, Inc.	138,440	2,951,541
	Specialty Retail Total		22,594,879
Textiles, Apparel & Luxury Goods – 1.1%
	Adidas-Salomon AG	5,192	865,236
	Coach, Inc. (a)	83,870	2,815,516
	LVMH Moet Hennessy Louis Vuitton SA	21,651	1,665,304
	NIKE, Inc., Class B	24,550	2,126,030
	Textiles, Apparel & Luxury Goods Total		7,472,086
	CONSUMER DISCRETIONARY TOTAL		60,794,073
CONSUMER STAPLES – 6.6%
Beverages – 1.7%
	Coca-Cola Co.	45,890	1,915,908
	Diageo PLC	106,303	1,561,878
	Diageo PLC, ADR	20,306	1,204,146
	PepsiCo, Inc.	135,301	7,296,783
	Beverages Total		11,978,715
Food & Staples Retailing – 0.9%
	CVS Corp.	70,400	2,046,528
	Wal-Mart Stores, Inc.	88,540	4,267,628
	Food & Staples Retailing Total		6,314,156
Food Products – 0.8%
	Hershey Co.	25,900	1,608,390
	Kraft Foods, Inc., Class A	50,201	1,596,894
	Nestle SA, Registered Shares	6,345	1,619,328
	Royal Numico NV (a)	22,525	897,396
	Food Products Total		5,722,008
Household Products – 1.3%
	Clorox Co.	31,222	1,739,690
	Colgate-Palmolive Co.	20,300	1,013,173
	Kimberly-Clark Corp.	27,545	1,724,042
	Procter & Gamble Co.	88,167	4,650,809
	Household Products Total		9,127,714
Personal Products – 1.0%
	Avon Products, Inc.	39,160	1,482,206
	Gillette Co.	107,382	5,436,751
	Personal Products Total		6,918,957

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 0.9%
	Altria Group, Inc.	79,737	5,155,794
	UST, Inc.	17,282	789,096
	Tobacco Total		5,944,890
	CONSUMER STAPLES TOTAL		46,006,440
ENERGY – 4.7%
Energy Equipment & Services – 0.6%
	Halliburton Co.	20,199	965,916
	National-Oilwell Varco, Inc. (a)	33,400	1,587,836
	Schlumberger Ltd.	12,877	977,880
	Smith International, Inc.	14,160	901,992
	Energy Equipment & Services Total		4,433,624
Oil, Gas & Consumable Fuels – 4.1%
	BP PLC	124,823	1,297,854
	BP PLC, ADR	57,089	3,561,212
	ChevronTexaco Corp.	27,662	1,546,859
	China Petroleum & Chemical Corp., Class H	1,986,000	776,657
	ConocoPhillips	96,410	5,542,611
	Exxon Mobil Corp.	134,682	7,740,174
	Marathon Oil Corp.	23,806	1,270,526
	Royal Dutch Petroleum Co., N.Y. Registered Shares	14,723	955,523
	Shell Transport & Trading Co., PLC	174,015	1,685,538
	Statoil ASA	66,423	1,348,270
	Total SA	10,586	2,476,491
	Oil, Gas & Consumable Fuels Total		28,201,715
	ENERGY TOTAL		32,635,339
FINANCIALS – 12.2%
Capital Markets – 2.1%
	A.G. Edwards, Inc.	10,394	469,289
	Bank of New York Co., Inc.	76,244	2,194,302
	Deutsche Bank AG, Registered Shares	8,553	666,192
	Franklin Resources, Inc.	12,851	989,270
	Goldman Sachs Group, Inc.	30,661	3,128,035
	Janus Capital Group, Inc.	56,898	855,746
	Merrill Lynch & Co., Inc.	44,298	2,436,833
	Morgan Stanley	16,828	882,965
	Nomura Holdings, Inc.	94,000	1,116,317
	UBS AG, Registered Shares	21,751	1,690,429
	Capital Markets Total		14,429,378

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – 3.9%
	Banco Santander Central Hispano SA	83,318	961,061
	Dexia	70,100	1,537,502
	Kookmin Bank, ADR	34,840	1,588,007
	Marshall & Ilsley Corp.	11,303	502,418
	Mitsubishi Tokyo Financial Group, Inc.	214	1,806,773
	National City Corp.	26,220	894,626
	North Fork Bancorporation, Inc.	16,025	450,142
	OTP Bank Rt., Registered Shares	28,651	1,911,051
	PNC Financial Services Group, Inc.	16,076	875,499
	U.S. Bancorp	124,237	3,627,721
	Uniao de Bancos Brasileiros SA, GDR	55,200	2,131,824
	Wachovia Corp.	68,656	3,405,338
	Wells Fargo & Co.	97,397	5,997,707
	Zions Bancorporation	13,900	1,022,067
	Commercial Banks Total		26,711,736
Consumer Finance – 0.3%
	MBNA Corp.	89,941	2,352,857
	Consumer Finance Total		2,352,857
Diversified Financial Services – 2.0%
	Citigroup, Inc.	206,620	9,552,043
	JAFCO Co., Ltd.	12,800	676,944
	JPMorgan Chase & Co.	101,908	3,599,390
	Diversified Financial Services Total		13,828,377
Insurance – 3.1%
	Alleanza Assicurazioni S.p.A.	101,000	1,093,706
	Allstate Corp.	17,985	1,074,604
	Ambac Financial Group, Inc.	18,506	1,290,979
	American International Group, Inc.	98,931	5,747,891
	AXA	32,008	795,199
	Chubb Corp.	12,923	1,106,338
	Hartford Financial Services Group, Inc.	23,244	1,738,186
	Lincoln National Corp.	48,256	2,264,171
	Prudential Financial, Inc.	23,500	1,543,010
	Prudential PLC	167,100	1,477,492
	Swiss Re, Registered Shares	12,051	737,592
	Willis Group Holdings Ltd.	24,804	811,587
	XL Capital Ltd., Class A	24,981	1,859,086
	Insurance Total		21,539,841

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate – 0.7%
	Archstone-Smith Trust, REIT	31,465	1,215,178
	AvalonBay Communities, Inc., REIT	14,867	1,201,254
	Kimco Realty Corp., REIT	20,626	1,215,078
	NTT Urban Development Corp.	228	931,710
	Real Estate Total		4,563,220
Thrifts & Mortgage Finance – 0.1%
	Countrywide Financial Corp.	25,661	990,771
	Thrifts & Mortgage Finance Total		990,771
	FINANCIALS TOTAL		84,416,180
HEALTH CARE – 9.4%
Biotechnology – 0.5%
	Amgen, Inc. (a)	43,045	2,602,501
	Protein Design Labs, Inc. (a)	51,100	1,032,731
	Biotechnology Total		3,635,232
Health Care Equipment & Supplies – 1.4%
	Alcon, Inc.	9,265	1,013,128
	Bausch & Lomb, Inc.	6,389	530,287
	Baxter International, Inc.	38,210	1,417,591
	Medtronic, Inc.	38,700	2,004,273
	Thermo Electron Corp. (a)	82,880	2,226,985
	Varian Medical Systems, Inc. (a)	62,510	2,333,498
	Health Care Equipment & Supplies Total		9,525,762
Health Care Providers & Services – 1.8%
	Aetna, Inc.	24,755	2,050,209
	Caremark Rx, Inc. (a)	43,190	1,922,819
	CIGNA Corp.	10,607	1,135,267
	Rhoen-Klinikum AG	12,056	833,320
	UnitedHealth Group, Inc.	67,040	3,495,466
	WellPoint, Inc. (a)	43,480	3,027,947
	Health Care Providers & Services Total		12,465,028
Pharmaceuticals – 5.7%
	Abbott Laboratories	82,060	4,021,761
	Amylin Pharmaceuticals, Inc. (a)	52,700	1,103,011
	Eli Lilly & Co.	34,720	1,934,251
	GlaxoSmithKline PLC	83,249	2,008,379
	GlaxoSmithKline PLC, ADR	18,491	896,998
	IVAX Corp. (a)	52,930	1,137,995
	Johnson & Johnson	167,345	10,877,425
	Merck & Co., Inc.	48,971	1,508,307
	Novartis AG, ADR	91,665	4,348,588

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Novartis AG, Registered Shares	40,673	1,929,209
	Pfizer, Inc.	158,637	4,375,208
	Sanofi-Aventis	17,776	1,453,794
	Takeda Pharmaceutical Co., Ltd.	24,900	1,231,327
	Teva Pharmaceutical Industries Ltd., ADR	57,780	1,799,269
	Wyeth	22,830	1,015,935
	Pharmaceuticals Total		39,641,457
	HEALTH CARE TOTAL		65,267,479
INDUSTRIALS – 7.3%
Aerospace & Defense – 1.0%
	General Dynamics Corp.	22,374	2,450,848
	Honeywell International, Inc.	27,820	1,019,047
	United Technologies Corp.	66,864	3,433,466
	Aerospace & Defense Total		6,903,361
Building Products – 0.3%
	American Standard Companies, Inc.	45,600	1,911,552
	Building Products Total		1,911,552
Commercial Services & Supplies – 0.9%
	Cendant Corp.	41,747	933,880
	Fairlane Management Corp. (a)(b)(c)	200	—
	Nichii Gakkan Co.	44,800	1,088,322
	Republic Services, Inc.	15,929	573,603
	Secom Co., Ltd.	37,000	1,585,281
	Waste Management, Inc.	66,698	1,890,221
	Commercial Services & Supplies Total		6,071,307
Electrical Equipment – 0.6%
	Rockwell Automation, Inc.	46,940	2,286,448
	Vestas Wind Systems A/S (a)	95,768	1,578,681
	Electrical Equipment Total		3,865,129
Industrial Conglomerates – 3.2%
	3M Co.	26,600	1,923,180
	General Electric Co.	461,648	15,996,103
	Siemens AG, Registered Shares	13,434	975,612
	Textron, Inc.	43,891	3,329,132
	Industrial Conglomerates Total		22,224,027
Machinery – 0.9%
	Atlas Copco AB, Class A	57,132	903,229
	Deere & Co.	18,994	1,243,917

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
	Eaton Corp.	20,678	1,238,612
	ITT Industries, Inc.	14,830	1,447,853
	Pentair, Inc.	6,600	282,546
	Volvo AB, Class B	35,600	1,444,550
	Machinery Total		6,560,707
Road & Rail – 0.2%
	East Japan Railway Co.	324	1,661,284
	Road & Rail Total		1,661,284
Trading Companies & Distributors – 0.2%
	Mitsubishi Corp.	91,100	1,232,530
	Trading Companies & Distributors Total		1,232,530
	INDUSTRIALS TOTAL		50,429,897
INFORMATION TECHNOLOGY – 9.9%
Communications Equipment – 1.5%
	Cisco Systems, Inc. (a)	234,816	4,487,334
	Juniper Networks, Inc. (a)	41,100	1,034,898
	Nokia OYJ, ADR	129,244	2,150,620
	QUALCOMM, Inc.	61,610	2,033,746
	Telefonaktiebolaget LM Ericsson, Class B	339,370	1,084,106
	Communications Equipment Total		10,790,704
Computers & Peripherals – 2.0%
	Dell, Inc. (a)	102,065	4,032,588
	EMC Corp. (a)	123,090	1,687,564
	Hewlett-Packard Co.	48,400	1,137,884
	International Business Machines Corp.	73,624	5,462,901
	Lexmark International, Inc., Class A (a)	21,441	1,390,020
	Computers & Peripherals Total		13,710,957
Electronic Equipment & Instruments – 0.4%
	AU Optronics Corp., ADR (a)	96,000	1,626,240
	Hoya Corp.	8,600	988,134
	Electronic Equipment & Instruments Total		2,614,374
Internet Software & Services – 0.3%
	Yahoo!, Inc. (a)	71,490	2,477,129
	Internet Software & Services Total		2,477,129
IT Services – 0.5%
	Accenture Ltd., Class A (a)	82,933	1,880,091
	Automatic Data Processing, Inc.	20,948	879,187
	Cognizant Technology Solutions Corp., Class A (a)	14,160	667,361
	IT Services Total		3,426,639

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Office Electronics – 0.2%
	Xerox Corp. (a)	84,101	1,159,753
	Office Electronics Total		1,159,753
Semiconductors & Semiconductor Equipment – 2.3%
	Altera Corp. (a)	51,550	1,021,721
	Intel Corp.	169,561	4,418,760
	Linear Technology Corp.	27,770	1,018,881
	MEMC Electronic Materials, Inc. (a)	63,300	998,241
	Microchip Technology, Inc.	20,760	614,911
	Nikon Corp.	134,000	1,509,770
	Samsung Electronics Co., Ltd., Registered Shares, GDR	8,418	2,001,850
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	130,504	1,190,198
	Texas Instruments, Inc.	106,350	2,985,244
	Semiconductors & Semiconductor Equipment Total		15,759,576
Software – 2.7%
	Autodesk, Inc.	33,050	1,135,928
	Electronic Arts, Inc. (a)	27,290	1,544,887
	Microsoft Corp.	338,351	8,404,639
	NAVTEQ Corp. (a)	20,870	775,947
	Oracle Corp. (a)	78,700	1,038,840
	SAP AG	4,826	837,405
	SAP AG, ADR	73,330	3,175,189
	Symantec Corp. (a)	77,750	1,690,285
	Software Total		18,603,120
	INFORMATION TECHNOLOGY TOTAL		68,542,252
MATERIALS – 2.2%
Chemicals – 1.4%
	Air Products & Chemicals, Inc.	66,453	4,007,116
	BOC Group PLC	45,367	813,040
	Kaneka Corp.	88,000	983,075
	Linde AG	11,093	746,000
	PPG Industries, Inc.	10,340	648,938
	Praxair, Inc.	44,120	2,055,992
	Shin-Etsu Chemical Co., Ltd.	21,500	812,678
	Chemicals Total		10,066,839
Construction Materials – 0.3%
	Holcim Ltd., Registered Shares	16,814	1,018,674

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Construction Materials – (continued)
	Lafarge SA	11,318	1,026,003
	Construction Materials Total		2,044,677
Paper & Forest Products – 0.5%
	MeadWestvaco Corp.	72,006	2,019,048
	Weyerhaeuser Co.	23,150	1,473,498
	Paper & Forest Products Total		3,492,546
	MATERIALS TOTAL		15,604,062
TELECOMMUNICATION SERVICES – 1.8%
Diversified Telecommunication Services – 1.5%
	BellSouth Corp.	52,932	1,406,403
	SBC Communications, Inc.	153,959	3,656,526
	Telefonica SA	81,374	1,327,281
	Telenor ASA	141,292	1,120,365
	Verizon Communications, Inc.	81,701	2,822,770
	Diversified Telecommunication Services Total		10,333,345
Wireless Telecommunication Services – 0.3%
	Cosmote Mobile Telecommunications SA	43,580	786,224
	NTT DoCoMo, Inc.	911	1,339,450
	Wireless Telecommunication Services Total		2,125,674
	TELECOMMUNICATION SERVICES TOTAL		12,459,019
UTILITIES – 1.1%
Electric Utilities – 0.8%
	Entergy Corp.	25,089	1,895,474
	Exelon Corp.	32,748	1,680,955
	FPL Group, Inc.	24,083	1,012,931
	PG&E Corp.	29,480	1,106,679
	Electric Utilities Total		5,696,039
Independent Power Producers & Energy Traders – 0.2%
	TXU Corp.	16,384	1,361,347
	Independent Power Producers & Energy Traders Total		1,361,347
Multi-Utilities – 0.1%
	Dominion Resources, Inc.	12,801	939,465
	Multi-Utilities Total		939,465
	UTILITIES TOTAL		7,996,851
	Total Common Stocks (cost of $393,891,460)		444,151,592

		Shares	Value ($)
Mortgage-Backed Securities – 10.5%
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS – 0.9%
Federal Home Loan Mortgage Corp.	4.500% 03/15/18	3,800,000	3,810,189
Federal National Mortgage Association	5.000% 12/25/15	2,700,000	2,736,001
	AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS TOTAL		6,546,190
MORTGAGE - BACKED SECURITIES – 9.6%
Federal Home Loan Mortgage Corp.
	5.500% 09/01/34	4,436,841	4,501,729
	6.000% 02/01/09–04/01/26	1,665,612	1,719,028
	6.500% 07/01/14–01/01/30	358,912	373,161
	7.000% 11/01/29–01/01/30	88,881	93,640
	8.000% 07/01/20	53,624	57,693
Federal National Mortgage Association
	5.000% 01/01/18–06/01/18	13,383,884	13,545,021
	5.500% 12/01/17–10/01/33	18,652,832	18,964,368
	6.500% 05/01/07–02/01/32	9,079,405	9,425,798
	7.000% 08/15/23–12/01/32	2,221,570	2,346,776
	TBA
	5.000% 12/01/20–12/01/35(d)	15,458,000	15,438,607
	MORTGAGE - BACKED SECURITIES TOTAL		66,465,821
	Total Mortgage-Backed Securities (cost of $71,773,315)		73,012,011
Corporate Fixed-Income Bonds & Notes – 9.8%
BASIC MATERIALS – 0.3%
Forest Products & Paper – 0.2%
International Paper Co.	4.250% 01/15/09	753,000	743,151
Westvaco Corp.	8.200% 01/15/30	400,000	523,296
	Forest Products & Paper Total		1,266,447
Metals & Mining – 0.1%
Alcan, Inc.	4.500% 05/15/13	855,000	844,295
	Metals & Mining Total		844,295
	BASIC MATERIALS TOTAL		2,110,742
COMMUNICATIONS – 1.0%
Media – 0.3%
Jones Intercable, Inc.	7.625% 04/15/08	1,125,000	1,220,029
Time Warner, Inc.	6.625% 05/15/29	850,000	950,181
	Media Total		2,170,210
Telecommunications – 0.7%
AT&T Wireless Services, Inc.	8.750% 03/01/31	475,000	666,244

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunications – (continued)
Deutsche Telekom International Finance BV	8.500% 06/15/10	900,000	1,049,958
Sprint Capital Corp.	6.875% 11/15/28	600,000	689,208
Verizon Global Funding Corp.	7.750% 12/01/30	1,525,000	1,963,102
Vodafone Group PLC	7.750% 02/15/10	400,000	456,712
	Telecommunications Total		4,825,224
	COMMUNICATIONS TOTAL		6,995,434
CONSUMER CYCLICAL – 0.7%
Airlines – 0.5%
United Air Lines, Inc.	7.032% 10/01/10(e)	3,510,211	3,334,701
	Airlines Total		3,334,701
Auto Manufacturers – 0.1%
DaimlerChrysler NA Holding Corp.	8.500% 01/18/31	500,000	629,455
	Auto Manufacturers Total		629,455
Retail – 0.1%
Wal-Mart Stores, Inc.	4.000% 01/15/10	1,200,000	1,192,524
	Retail Total		1,192,524
	CONSUMER CYCLICAL TOTAL		5,156,680
CONSUMER NON-CYCLICAL – 0.8%
Beverages – 0.1%
Diageo Capital PLC	3.375% 03/20/08	1,150,000	1,127,426
	Beverages Total		1,127,426
Cosmetics / Personal Care – 0.2%
Procter & Gamble Co.	4.750% 06/15/07	1,190,000	1,208,695
	Cosmetics / Personal Care Total		1,208,695
Food – 0.3%
General Mills, Inc.	2.625% 10/24/06	975,000	957,323
Kroger Co.	6.200% 06/15/12	1,000,000	1,071,940
	Food Total		2,029,263
Healthcare Services – 0.2%
UnitedHealth Group, Inc.	3.375% 08/15/07	1,250,000	1,230,087
	Healthcare Services Total		1,230,087
	CONSUMER NON-CYCLICAL TOTAL		5,595,471
ENERGY – 0.5%
Oil & Gas – 0.3%
Devon Energy Corp.	7.950% 04/15/32	700,000	920,360
Marathon Oil Corp.	6.800% 03/15/32	825,000	967,189
	Oil & Gas Total		1,887,549
Pipelines – 0.2%
Enron Corp.	6.750% 07/01/05(f)	3,000,000	3,750

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
Kinder Morgan Energy Partners LP	7.300% 08/15/33	1,075,000	1,308,683
	Pipelines Total		1,312,433
	ENERGY TOTAL		3,199,982
FINANCIALS – 5.0%
Banks – 1.2%
HSBC Capital Funding LP	9.547% 12/31/49(g)	1,850,000	2,249,396
Rabobank Capital Funding II	5.260% 12/31/49(g)	1,750,000	1,795,237
Wachovia Corp.	4.875% 02/15/14	1,650,000	1,689,947
Wells Fargo & Co.	3.419% 03/10/08(h)	2,250,000	2,234,925
	Banks Total		7,969,505
Diversified Financial Services – 3.0%
American Express Credit Corp.	3.000% 05/16/08	1,100,000	1,066,516
Capital One Bank	4.875% 05/15/08	575,000	583,188
Caterpillar Financial Services Corp.	3.625% 11/15/07	500,000	494,245
Citicorp	8.040% 12/15/19(g)	4,710,000	6,049,995
Countrywide Home Loans, Inc.	2.875% 02/15/07	825,000	808,269
Credit Suisse First Boston USA, Inc.	4.625% 01/15/08	1,250,000	1,265,337
Ford Motor Credit Co.	7.375% 10/28/09	1,650,000	1,622,577
Goldman Sachs Group, Inc.	6.345% 02/15/34	1,000,000	1,089,910
John Deere Capital Corp.	4.625% 04/15/09	1,075,000	1,088,018
JPMorgan Chase Capital XV	5.875% 03/15/35	1,225,000	1,261,946
Merrill Lynch & Co., Inc.	4.125% 01/15/09	1,250,000	1,247,913
Morgan Stanley	6.750% 04/15/11	1,225,000	1,361,306
SLM Corp.	5.125% 08/27/12	1,750,000	1,815,835
UFJ Finance Aruba AEC	6.750% 07/15/13	1,225,000	1,370,285
	Diversified Financial Services Total		21,125,340
Insurance – 0.6%
American International Group, Inc.	2.875% 05/15/08	1,850,000	1,779,848
Prudential Insurance Co. of America	7.650% 07/01/07(g)	2,100,000	2,233,455
	Insurance Total		4,013,303
Real Estate Investment Trusts (REITs) – 0.2%
Health Care Property Investors, Inc.	6.450% 06/25/12	1,125,000	1,216,440
	Real Estate Investment Trusts (REITs) Total		1,216,440
	FINANCIALS TOTAL		34,324,588
INDUSTRIALS – 0.7%
Aerospace & Defense – 0.2%
Raytheon Co.	8.300% 03/01/10	1,100,000	1,274,504
	Aerospace & Defense Total		1,274,504

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Environmental Control – 0.2%
Waste Management, Inc.	7.375% 08/01/10	1,150,000	1,284,964
	Environmental Control Total		1,284,964
Miscellaneous Manufacturing – 0.3%
General Electric Co.	5.000% 02/01/13	2,275,000	2,348,460
	Miscellaneous Manufacturing Total		2,348,460
	INDUSTRIALS TOTAL		4,907,928
TECHNOLOGY – 0.1%
Computers – 0.1%
International Business Machines Corp.	5.875% 11/29/32	700,000	778,078
	Computers Total		778,078
	TECHNOLOGY TOTAL		778,078
UTILITIES – 0.7%
Electric – 0.6%
Exelon Generation Co. LLC	6.950% 06/15/11	800,000	895,768
Scottish Power PLC	4.910% 03/15/10	1,125,000	1,135,429
Southern Power Co.	6.250% 07/15/12	925,000	1,013,310
Virginia Electric and Power Co.	5.375% 02/01/07	1,375,000	1,399,736
	Electric Total		4,444,243
Gas – 0.1%
Sempra Energy	4.750% 05/15/09	550,000	553,586
	Gas Total		553,586
	UTILITIES TOTAL		4,997,829
	Total Corporate Fixed-Income Bonds & Notes (cost of $68,804,519)		68,066,732
Government Agencies & Obligations – 5.0%
FOREIGN GOVERNMENT BONDS – 0.4%
Province of Quebec	7.000% 01/30/07	1,750,000	1,835,943
United Mexican States	7.500% 04/08/33	1,150,000	1,312,725
	FOREIGN GOVERNMENT BONDS TOTAL		3,148,668
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 4.6%
Federal Home Loan Bank System	2.250% 05/15/06(i)	275,000	271,476
Federal National Mortgage Association	6.625% 09/15/09	6,600,000	7,272,916
U.S. Treasury Bonds
	4.750% 05/15/14	4,000,000	4,244,376
	6.250% 08/15/23	6,260,000	7,801,281
U.S. Treasury Notes
	3.375% 10/15/09	3,290,000	3,243,736
	3.500% 11/15/06	3,000,000	2,996,601

		Par ($)	Value ($)
Government Agencies & Obligations – (continued)
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – (continued)
	3.875% 02/15/13	2,390,000	2,392,894
	4.250% 11/15/13	3,500,000	3,585,449
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		31,808,729
	Total Government Agencies & Obligations (cost of $34,252,934)		34,957,397
Asset-Backed Securities – 3.6%
AmeriCredit Automobile Receivables Trust	3.930% 10/06/11	1,750,000	1,740,410
Capital One Multi-Asset Execution Trust	3.650% 07/15/11	2,914,000	2,885,384
Citibank Credit Card Issuance Trust	2.900% 05/17/10	5,000,000	4,853,500
Consumer Funding LLC	5.430% 04/20/15	1,820,000	1,933,222
Delta Funding Home Equity Loan Trust	8.010% 10/25/27	2,519,937	2,504,667
Green Tree Financial Corp.	6.870% 01/15/29	619,315	658,307
Navistar Financial Corp. Owner Trust	3.250% 10/15/10	5,700,000	5,620,599
Origen Manufactured Housing	3.380% 08/15/17	1,930,000	1,886,015
PG&E Energy Recovery Funding LLC	3.870% 06/25/11	2,140,000	2,132,703
Providian Gateway Master Trust	3.350% 09/15/11(g)	500,000	492,125
	Total Asset-Backed Securities (cost of $25,081,072)		24,706,932
Collateralized Mortgage Obligations – 2.6%
COMMERCIAL MORTGAGE - BACKED SECURITIES – 2.6%
First Union Chase Commercial Mortgage	6.645% 06/15/31	2,250,000	2,401,763
First Union National Bank Commercial Mortgage Trust
	6.223% 12/12/33	4,250,000	4,650,307
	6.141% 02/12/34	5,000,000	5,425,450
LB-UBS Commercial Mortgage Trust	6.510% 12/15/26	4,000,000	4,371,440
Wachovia Bank Commercial Mortgage Trust	3.989% 06/15/35	830,000	802,419
	COMMERCIAL MORTGAGE - BACKED SECURITIES TOTAL		17,651,379
	Total Collateralized Mortgage Obligations (cost of $17,384,567)		17,651,379

		Shares
Investment Company – 0.8%
	iShares Russell 1000 Value Index Fund	82,672	5,509,262
	Total Investment Company (cost of $5,319,496)		5,509,262

		Units	Value ($)
Warrants – 0.0%
COMMUNICATIONS – 0.0%
Media – 0.0%
Ono Finance PLC	Expires 05/31/09(a)(b)(c)	50	—
	Media Total		—
Telecommunications – 0.0%
Jazztel PLC	Expires 07/15/10(a)(b)(c)	15	—
	Telecommunications Total		—
	COMMUNICATIONS TOTAL		—
	Total Warrants (cost of $4,639)		—

		Par ($)
Short-Term Obligations – 5.6%
REPURCHASE AGREEMENT – 4.8%
	Repurchase agreement with State Street Bank & Trust Co., dated 06/30/05, due 07/01/05 at 2.700%, collateralized by U.S. Treasury Bonds with various maturities to 02/15/23, market value of $34,011,475 (repurchase proceeds $33,334,500)	33,332,000	33,332,000
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 0.8%
Government & Agency Discount Notes – 0.8%
	Federal National Mortgage Association	5,700,000	5,662,713
	Government & Agency Discount Notes Total		5,662,713

	Total Short-Term Obligation (cost of $38,994,713)		38,994,713

	Total Investments – 101.9% (cost of $655,506,715)(j)(k)		707,050,018

	Other Assets & Liabilities, Net – (1.9)%		(12,995,201)

	Net Assets – 100.0%		694,054,817

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Equity securities and exchange traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s (Funds’) shares are determined as of such times.  Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)	Non-income producing security.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)	Security has no value.

(d)	Security purchased on a delayed delivery basis.

(e)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is being accrued. At June 30, 2005, the value of this security represents 0.5% of net assets.

(f)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At June 30, 2005, the value of this security represents 0.0% of net assets.

(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $12,820,208, which represents 1.8% of net assets.

(h)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2005.

(i)	Security pledged as collateral for open futures contracts.

(j)	Cost for federal income tax purposes is $656,025,860.

(k)	Unrealized appreciation and depreciation at June 30, 2005 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$72,439,797	$(21,415,639)	$51,024,158

As of June 30, 2005, the Fund held the following open short futures contract:

			Aggregate	Settlement	Unrealized
Type	Contracts	Value	Face Value	Date	Deprecation
U.S. Treasury Notes	55	$11,422,812	$11,443,136	Sep-05	$20,324

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
TBA	To Be Announced

INVESTMENT PORTFOLIO
June 30, 2005 (Unaudited)	Columbia Mid Cap Value Fund

		Shares	Value ($)*
Common Stocks – 98.0%
CONSUMER DISCRETIONARY – 9.5%
Auto Components – 1.3%
	BorgWarner, Inc.	182,900	9,816,243
	Johnson Controls, Inc.	247,100	13,919,143
	Auto Components Total		23,735,386
Hotels, Restaurants & Leisure – 2.0%
	Brinker International, Inc. (a)	354,250	14,187,712
	Harrah’s Entertainment, Inc.	238,300	17,174,281
	Outback Steakhouse, Inc.	101,100	4,573,764
	Hotels, Restaurants & Leisure Total		35,935,757
Media – 0.7%
	Dow Jones & Co., Inc.	77,276	2,739,434
	Knight-Ridder, Inc.	100,560	6,168,351
	New York Times Co., Class A	127,853	3,982,621
	Media Total		12,890,406
Multiline Retail – 3.4%
	Dollar General Corp.	623,400	12,692,424
	Federated Department Stores, Inc.	292,200	21,412,416
	J.C. Penney Co., Inc.	265,400	13,954,732
	May Department Stores Co.	354,900	14,252,784
	Multiline Retail Total		62,312,356
Specialty Retail – 1.6%
	OfficeMax, Inc.	346,200	10,306,374
	TJX Companies, Inc.	749,300	18,245,455
	Specialty Retail Total		28,551,829
Textiles, Apparel & Luxury Goods – 0.5%
	Reebok International Ltd.	212,700	8,897,241
	Textiles, Apparel & Luxury Goods Total		8,897,241
	CONSUMER DISCRETIONARY TOTAL		172,322,975
CONSUMER STAPLES – 4.9%
Beverages – 0.9%
	Pepsi Bottling Group, Inc.	595,600	17,040,116
	Beverages Total		17,040,116
Food & Staples Retailing – 1.3%
	Kroger Co. (a)	747,600	14,226,828
	SUPERVALU, Inc.	273,100	8,905,791
	Food & Staples Retailing Total		23,132,619
Food Products – 1.7%
	Dean Foods Co. (a)	531,600	18,733,584
	TreeHouse Foods, Inc. (a)	106,320	3,031,183

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – (continued)
	Tyson Foods, Inc., Class A	528,700	9,410,860
	Food Products Total		31,175,627
Tobacco – 1.0%
	UST, Inc.	382,900	17,483,214
	Tobacco Total		17,483,214
	CONSUMER STAPLES TOTAL		88,831,576
ENERGY – 9.3%
Energy Equipment & Services – 4.4%
	BJ Services Co.	204,100	10,711,168
	National-Oilwell Varco, Inc. (a)	267,800	12,731,212
	Noble Corp.	287,800	17,702,578
	Technip SA, ADR	259,200	12,078,720
	Transocean, Inc. (a)	326,500	17,621,205
	Weatherford International Ltd. (a)	172,300	9,989,954
	Energy Equipment & Services Total		80,834,837
Oil, Gas & Consumable Fuels – 4.9%
	Amerada Hess Corp.	208,500	22,207,335
	Ashland, Inc.	211,900	15,229,253
	EOG Resources, Inc.	160,400	9,110,720
	Murphy Oil Corp.	107,400	5,609,502
	Williams Companies, Inc.	785,300	14,920,700
	XTO Energy, Inc.	632,821	21,509,586
	Oil, Gas & Consumable Fuels Total		88,587,096
	ENERGY TOTAL		169,421,933
FINANCIALS – 24.3%
Capital Markets – 2.5%
	Bear Stearns Companies, Inc.	185,900	19,322,446
	Janus Capital Group, Inc.	1,119,000	16,829,760
	Lehman Brothers Holdings, Inc.	95,100	9,441,528
	Capital Markets Total		45,593,734
Commercial Banks – 5.3%
	City National Corp.	196,400	14,083,844
	Cullen/Frost Bankers, Inc.	308,000	14,676,200
	Marshall & Ilsley Corp.	462,000	20,535,900
	North Fork Bancorporation, Inc.	500,523	14,059,691
	TD Banknorth, Inc.	305,270	9,097,046
	UnionBanCal Corp.	214,900	14,381,108
	Zions Bancorporation	124,700	9,169,191
	Commercial Banks Total		96,002,980

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – 0.8%
	CIT Group, Inc.	350,300	15,052,391
	Diversified Financial Services Total		15,052,391
Insurance – 7.6%
	Ace Ltd.	285,400	12,800,190
	Ambac Financial Group, Inc.	249,450	17,401,632
	Cincinnati Financial Corp.	203,631	8,055,642
	Endurance Specialty Holdings Ltd.	412,500	15,600,750
	Genworth Financial, Inc., Class A	340,600	10,296,338
	Hartford Financial Services Group, Inc.	208,100	15,561,718
	Lincoln National Corp.	299,600	14,057,232
	Loews Corp.	234,900	18,204,750
	Nationwide Financial Services, Inc., Class A	309,900	11,757,606
	Old Republic International Corp.	555,650	14,052,389
	Insurance Total		137,788,247
Real Estate – 3.5%
	Archstone-Smith Trust, REIT	266,600	10,296,092
	Boston Properties, Inc., REIT	134,200	9,394,000
	Equity Office Properties Trust, REIT	461,500	15,275,650
	Host Marriott Corp., REIT	1,185,600	20,748,000
	ProLogis Trust, REIT	210,546	8,472,371
	Real Estate Total		64,186,113
Thrifts & Mortgage Finance – 4.6%
	Golden West Financial Corp.	359,000	23,112,420
	PMI Group, Inc.	489,300	19,072,914
	Sovereign Bancorp, Inc.	1,036,600	23,157,644
	Webster Financial Corp.	405,900	18,951,471
	Thrifts & Mortgage Finance Total		84,294,449
	FINANCIALS TOTAL		442,917,914
HEALTH CARE – 6.0%
Health Care Equipment & Supplies – 1.6%
	Millipore Corp. (a)	346,800	19,673,964
	Varian, Inc. (a)	273,000	10,316,670
	Health Care Equipment & Supplies Total		29,990,634
Health Care Providers & Services – 3.3%
	CIGNA Corp.	127,600	13,657,028
	Community Health Systems, Inc. (a)	311,500	11,771,585
	HCA, Inc.	266,000	15,074,220
	Medco Health Solutions, Inc. (a)	173,300	9,247,288
	WellPoint, Inc. (a)	143,400	9,986,376
	Health Care Providers & Services Total		59,736,497

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – 1.1%
	IVAX Corp. (a)	471,700	10,141,550
	Shire Pharmaceuticals Group PLC, ADR	275,700	9,042,960
	Pharmaceuticals Total		19,184,510
	HEALTH CARE TOTAL		108,911,641
INDUSTRIALS – 12.6%
Aerospace & Defense – 1.8%
	Goodrich Corp.	429,400	17,588,224
	Northrop Grumman Corp.	263,200	14,541,800
	Aerospace & Defense Total		32,130,024
Building Products – 0.5%
	American Standard Companies, Inc.	228,100	9,561,952
	Building Products Total		9,561,952
Commercial Services & Supplies – 2.5%
	Avery Dennison Corp.	226,400	11,990,144
	Brink’s Co.	72,746	2,618,856
	Manpower, Inc.	213,900	8,508,942
	Pitney Bowes, Inc.	209,500	9,123,725
	Waste Management, Inc.	452,800	12,832,352
	Commercial Services & Supplies Total		45,074,019
Construction & Engineering – 0.7%
	Fluor Corp.	164,400	9,467,796
	Jacobs Engineering Group, Inc. (a)	54,081	3,042,597
	Construction & Engineering Total		12,510,393
Electrical Equipment – 1.3%
	AMETEK, Inc.	394,600	16,514,010
	Hubbell, Inc., Class B	167,300	7,377,930
	Total Electrical Equipment - Do Not Use		23,891,940
Machinery – 3.7%
	AGCO Corp. (a)	491,900	9,405,128
	Dover Corp.	263,600	9,589,768
	Eaton Corp.	149,400	8,949,060
	Ingersoll-Rand Co., Ltd., Class A	222,400	15,868,240
	Kennametal, Inc.	229,000	10,499,650
	Parker Hannifin Corp.	220,300	13,660,803
	Machinery Total		67,972,649
Road & Rail – 1.6%
	Burlington Northern Santa Fe Corp.	341,200	16,063,696

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – (continued)
	Norfolk Southern Corp.	416,100	12,882,456
	Road & Rail Total		28,946,152
Trading Companies & Distributors – 0.5%
	United Rentals, Inc. (a)	443,100	8,955,051
	Trading Companies & Distributors Total		8,955,051
	INDUSTRIALS TOTAL		229,042,180
INFORMATION TECHNOLOGY – 8.1%
Communications Equipment – 0.9%
	Andrew Corp. (a)	1,321,800	16,866,168
	Communications Equipment Total		16,866,168
Computers & Peripherals – 0.3%
	ATI Technologies, Inc. (a)	460,900	5,461,665
	Seagate Technology, Inc., Escrow Shares (a)(b)	105,800	1,058
	Computers & Peripherals Total		5,462,723
Electronic Equipment & Instruments – 5.5%
	Agilent Technologies, Inc. (a)	393,900	9,067,578
	Amphenol Corp., Class A	423,600	17,016,012
	Arrow Electronics, Inc. (a)	581,000	15,779,960
	AVX Corp.	657,600	7,970,112
	Flextronics International Ltd. (a)	702,400	9,278,704
	Ingram Micro, Inc., Class A (a)	345,800	5,415,228
	Littelfuse, Inc. (a)	430,000	11,975,500
	Mettler-Toledo International, Inc. (a)	297,800	13,871,524
	Tektronix, Inc.	410,100	9,543,027
	Electronic Equipment & Instruments Total		99,917,645
IT Services – 0.5%
	Affiliated Computer Services, Inc., Class A (a)	184,400	9,422,840
	IT Services Total		9,422,840
Semiconductors & Semiconductor Equipment – 0.1%
	MEMC Electronic Materials, Inc. (a)	113,200	1,785,164
	Semiconductors & Semiconductor Equipment Total		1,785,164
Software – 0.8%
	Activision, Inc. (a)	270,900	4,475,268
	Cadence Design Systems, Inc. (a)	319,500	4,364,370

5

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	Electronic Arts, Inc. (a)	84,600	4,789,206
	Software Total		13,628,844
	INFORMATION TECHNOLOGY TOTAL		147,083,384
MATERIALS – 10.3%
Chemicals – 6.3%
	Agrium, Inc.	619,400	12,146,434
	Air Products & Chemicals, Inc.	323,900	19,531,170
	Celanese Corp., Series A (a)	493,700	7,844,893
	Eastman Chemical Co.	155,600	8,581,340
	Engelhard Corp.	309,900	8,847,645
	Lubrizol Corp.	386,900	16,253,669
	Nalco Holding Co. (a)	636,700	12,498,421
	PPG Industries, Inc.	183,400	11,510,184
	Rohm and Haas Co.	379,900	17,604,566
	Chemicals Total		114,818,322
Construction Materials – 1.0%
	Martin Marietta Materials, Inc.	251,400	17,376,768
	Construction Materials Total		17,376,768
Containers & Packaging – 1.1%
	Bemis Co., Inc.	422,900	11,223,766
	Crown Holdings, Inc. (a)	592,900	8,436,967
	Containers & Packaging Total		19,660,733
Metals & Mining – 0.5%
	Freeport-McMoRan Copper & Gold, Inc., Class B	242,800	9,090,432
	Metals & Mining Total		9,090,432
Paper & Forest Products – 1.4%
	Georgia-Pacific Corp.	527,800	16,784,040
	MeadWestvaco Corp.	321,386	9,011,663
	Paper & Forest Products Total		25,795,703
	MATERIALS TOTAL		186,741,958
TELECOMMUNICATION SERVICES – 1.6%
Wireless Telecommunication Services – 1.6%
	Telephone & Data Systems, Inc.	372,000	15,181,320

6

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
	Telephone & Data Systems, Inc., Special Shares	372,000	14,262,480
	Wireless Telecommunication Services Total		29,443,800
	TELECOMMUNICATION SERVICES TOTAL		29,443,800
UTILITIES – 11.4%
Electric Utilities – 7.3%
	ALLETE, Inc.	2	100
	Edison International	457,000	18,531,350
	Entergy Corp.	386,000	29,162,300
	Exelon Corp.	511,300	26,245,029
	FPL Group, Inc.	227,500	9,568,650
	PG&E Corp.	660,800	24,806,432
	PPL Corp.	248,300	14,744,054
	Reliant Energy, Inc. (a)	748,100	9,261,478
	Electric Utilities Total		132,319,393
Gas Utilities – 0.5%
	AGL Resources, Inc.	255,800	9,886,670
	Gas Utilities Total		9,886,670
Independent Power Producers & Energy Traders – 2.2%
	AES Corp. (a)	612,900	10,039,302
	Constellation Energy Group	528,900	30,512,241
	Independent Power Producers & Energy Traders Total		40,551,543
Multi - Utilities – 1.4%
	Energy East Corp.	541,200	15,683,976
	Sempra Energy	230,600	9,526,086
	Multi - Utilities Total		25,210,062
	UTILITIES TOTAL		207,967,668
	Total Common Stocks (cost of $1,338,247,910)		1,782,685,029

7

		Par ($)	Value ($)
Convertible Bonds – 0.4%
COMMUNICATIONS – 0.4%
Telecommunication Services – 0.4%
Lucent Technologies, Inc.	2.750% 06/15/25	6,544,582	7,565,144
	Telecommunication Services Total		7,565,144
	COMMUNICATIONS TOTAL		7,565,144
	Total Convertible Bonds (cost of $7,481,928)		7,565,144

		Shares
Convertible Preferred Stocks – 0.1%
BASIC MATERIALS – 0.1%
Chemicals – 0.1%
	Celanese Corp. 4.250%(a)	68,100	1,668,450
	Chemicals Total		1,668,450
	BASIC MATERIALS TOTAL		1,668,450
	Total Convertible Preferred Stocks (cost of $1,702,500)		1,668,450

		Par ($)
Short-Term Obligation – 1.0%
	Repurchase agreement with State Street Bank & Trust Co., dated 06/30/05, due 07/01/05 at 2.700%, collateralized by a U.S. Treasury Bond maturing 08/15/19, market value of $18,128,713 (repurchase proceeds $17,768,332)	17,767,000	17,767,000

	Total Short-Term Obligation (cost of $17,767,000)		17,767,000

	Total Investments – 99.5% (cost of $1,365,199,338)(c)(d)		1,809,685,623

	Other Assets & Liabilities, Net – 0.5%		9,134,935

	Net Assets – 100.0%		1,818,820,558

8

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	Non-income producing security.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)	Cost for federal income tax purposes is $1,365,199,338.

(d)	Unrealized appreciation and depreciation at June 30, 2005 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$470,809,885	$(26,323,600)	$444,486,285

Acronym	Name

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

9

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust III

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 29, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	August 29, 2005